Employee benefits - Summary of significant actuarial assumptions used (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.00%
Asset rate of return	5.00%	5.00%
Salary rise	1.00%	1.00%